COMMON SHARES (Details 2) (CAD) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Number of Options
Outstanding at the beginning of the period (in shares)	7,393	7,434	7,100
Granted (in shares)	2,292	1,939	1,978
Exercised (in shares)	(1,221)	(1,980)	(1,600)
Forfeited (in shares)			(44)
Outstanding at the end of the period (in shares)	8,464	7,393	7,434
Weighted Average Exercise Prices
Outstanding at the beginning of the period (in Canadian dollars per share)	40.57	37.69	35.44
Granted (in Canadian dollars per share)	49.03	47.09	42.03
Exercised (in Canadian dollars per share)	43.00	36.12	33.13
Forfeited (in Canadian dollars per share)			36.55
Outstanding at the end of the period (in Canadian dollars per share)	43.17	40.57	37.69
Options Exercisable
Options Exercisable (in shares)	4,902	3,954	4,588	5,165